Financial instruments included in the statement of financial position and impact on income - Disclosure of Non-Current Financial Assets and Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 55,320	€ 53,120
Total financial assets, at fair value	55,320	53,120
Total financial liabilities	104,441	70,936
Total financial liabilities, at fair value	107,760	73,402
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	104,441	70,936
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	91,010	45,978
Total financial liabilities, at fair value	94,282	48,443
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	91,010	45,978
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,309	4,924
Total financial liabilities, at fair value	4,358	4,924
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,309	4,924
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,121	20,035
Total financial liabilities, at fair value	9,121	20,035
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,121	20,035
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	434	406
Total financial assets, at fair value	434	406
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,136	2,977
Total financial assets, at fair value	2,136	2,977
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	52,750	49,737
Total financial assets, at fair value	52,750	49,737
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	55,320	53,120
Assets and liabilities carried at amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	434	406
Assets and liabilities carried at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,136	2,977
Assets and liabilities carried at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 52,750	€ 49,737